Long-term debt (Details) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Long-term debt
Long-term debt, current	$ 1,918	$ 2,823
Long-term debt, noncurrent	22,435	21,591
Foreign debt
Long-term debt
US dollars, current	1,041	2,384
US dollars, noncurrent	2,937	2,530
Others, current	13	18
Others, noncurrent	271	217
Fixed Rate Notes - US dollar denominated, current	405
Fixed Rate Notes - US dollar denominated, noncurrent	9,833	10,242
Fixed Rate Notes - EUR denominated, noncurrent	1,089	1,003
Perpetual notes, noncurrent	78	78
Accrued charges, current	211	233
Long-term debt, current	1,670	2,635
Long-term debt, noncurrent	14,208	14,070
Brazilian debt
Long-term debt
Accrued charges, current	116	110
Long-term debt, current	248	188
Long-term debt, noncurrent	8,227	7,521
Brazilian Reais indexed to General Price Index-Market (IGPM), current	112	76
Brazilian Reais indexed to General Price Index-Market (IGPM), noncurrent	4,233	3,891
Basket of currencies, current	2	1
Basket of currencies, noncurrent	212	125
Non-convertible debentures, noncurrent	$ 2,974	$ 2,767